Cover Page	Oct. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001636519
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 31, 2025
Entity Registrant Name	MADISON SQUARE GARDEN SPORTS CORP.
Entity Incorporation, State or Country Code	NV
Entity File Number	1-36900
Entity Tax Identification Number	47-3373056
Entity Address, Address Line One	2 Penn Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	(212)
Local Phone Number	465-4111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	MSGS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false